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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06591

Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	MS-CE-QMINC-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–155.99%(a)

Alabama–1.15%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,130	$1,254,469
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,130	1,251,656
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	2,100	2,382,387
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/36	3,060	3,411,839
				8,300,351

Alaska–0.64%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	4,065	4,622,352

Arizona–4.05%

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	2,050	2,163,365
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/39	1,445	1,566,062
Series 2014, Ref. RB	5.00%	12/01/42	1,965	2,132,870
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (c)	5.00%	07/01/36	3,450	3,868,002
Arizona (State of); Series 2008 A, COP (INS-AGM) (b)	5.00%	09/01/24	1,995	2,178,939
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/32	7,600	8,430,756
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	6.50%	07/01/34	450	508,266
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,780	2,972,904
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	1,005,130
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	2,525	2,790,125
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/20	500	568,860
Series 2014 A, Hospital RB	5.00%	08/01/21	800	915,064
				29,100,343

California–22.30%

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/35	3,570	1,491,153
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/36	5,770	2,308,000
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB (f)(g)	5.00%	04/01/17	1,000	1,079,380
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	1,390	1,010,544
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	2,680	1,547,459
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	1,700	1,731,722
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/32	3,500	3,884,510
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,050,360
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (d)(h)	5.00%	07/01/27	1,230	1,357,895
Series 2012, Water Furnishing RB (d)(h)	5.00%	07/01/30	1,450	1,562,796
Series 2012, Water Furnishing RB (d)(h)	5.00%	07/01/37	3,195	3,394,464
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/20	1,000	1,171,070
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	4,170,880
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	8,000	8,376,160
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/44	780	838,266

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of); Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	$2,600	$2,935,686
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	2,460	2,775,126
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,305	4,934,090
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	5,000	5,018,500
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (c)(f)(g)	5.00%	01/01/28	5,000	6,308,850
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(e)	0.00%	08/01/29	695	411,357
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/40	4,685	1,570,271
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/41	4,965	1,585,275
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/42	5,265	1,605,035
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/43	3,460	1,006,895
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/44	4,825	1,340,096
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	4,770	5,472,907
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	1,775	909,883
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	1,980	957,647
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (f)	5.00%	01/15/20	5,000	5,515,600
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,055	3,944,947
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,980	4,166,118
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,250	3,662,717
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/35	6,000	6,808,320
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (c)	5.00%	07/01/43	6,510	7,268,741
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/34	1,985	837,829
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(e)	0.00%	08/01/29	3,955	2,208,156
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	2,875	1,774,967
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/36	4,025	1,543,064
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/37	1,590	580,048
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/27	4,005	2,560,757
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	5,000	2,654,000
Regents of the University of California; Series 2013 AI, General RB (c)	5.00%	05/15/33	4,000	4,565,800
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	975,712
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	6,790	7,667,608
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/25	1,000	1,128,990
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/26	1,995	2,234,121
Series 2011 G, Ref. Second Series RB	5.25%	05/01/27	5,000	5,896,250
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	4,320	4,869,331
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,873,200
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	09/01/30	3,300	1,848,561
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	615	689,993
University of California; Series 2009 O, General RB (f)(g)	5.25%	05/15/19	80	92,690
Series 2009 O, General RB	5.25%	05/15/39	420	474,713

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	$17,570	$8,230,842
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/33	5,725	2,556,957
				160,436,309

Colorado–2.76%

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	4,000	4,299,200
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/35	3,900	4,556,097
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,200	3,642,400
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/32	5,000	5,710,650
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	1,590	1,630,338
				19,838,685

Connecticut–0.65%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	4,300	4,652,041

Delaware–0.14%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/36	1,000	1,011,450

District of Columbia–3.08%

District of Columbia (Provident Group—Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,910	1,950,798
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (f)(g)	5.00%	10/01/18	575	647,898
Series 2008 A, Ref. Public Utility Sub. Lien RB (f)(g)	5.00%	10/01/18	265	298,597
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	10,000	10,224,100
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/26	380	420,660
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/27	380	419,239
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/28	760	834,472
Series 2009 A, Sec. Income Tax RB (c)	5.25%	12/01/27	3,040	3,521,931
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,590	2,716,340
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS-BHAC) (b)	5.00%	10/01/29	1,000	1,133,190
				22,167,225

Florida–13.85%

Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	775	835,466
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,185,560
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,145	2,403,129
Series 2013 C, Airport System RB	5.25%	10/01/38	2,500	2,785,225
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/19	2,950	3,315,652
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	5,110	5,846,964
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 B-2, TEMPS-70 SM Continuing Care Community RB (d)	6.50%	05/15/20	2,320	2,323,503
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,250	1,430,288
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/27	995	1,146,210
Highlands (County of) Health Facilities Authority (Adventist Health System/ Sunbelt Obligated Group); Series 2006 C, RB (f)(g)	5.25%	11/15/16	100	106,770
Series 2006 C, RB	5.25%	11/15/36	3,900	4,151,004
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	4,630	4,995,816
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	845	914,121

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	$3,000	$3,418,200
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	2,850	3,203,799
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,300	1,349,764
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,500	2,704,950
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	1,195	1,385,375
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (INS-NATL) (b)	5.00%	10/01/30	2,995	3,236,966
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/28	1,000	1,119,570
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,750	1,938,825
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/31	7,855	8,847,715
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/31	1,125	1,242,731
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	2,118,752
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	325	353,971
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	2,700	3,153,573
Series 2011, Ref. RB (c)	5.00%	10/01/31	3,330	3,808,388
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/42	18,000	18,894,060
Series 2007, Hospital RB	5.00%	08/15/42	6,000	6,298,020
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (i)	1.34%	01/01/49	3,938	1,378,243
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	1,457	15
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.00%	07/01/25	500	562,715
Series 2014 A, Hospital RB	5.00%	07/01/27	500	551,505
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)	6.00%	10/01/29	2,000	2,648,020
				99,654,865

Georgia–1.71%

Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (f)	2.20%	04/02/19	1,000	1,016,450
Series 1994, PCR (f)	2.20%	04/02/19	2,000	2,032,900
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (f)	2.40%	04/01/20	3,200	3,225,440
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	6,000	6,023,880
				12,298,670

Hawaii–1.67%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,630	1,841,688
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,262,300
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/20	3,055	3,498,128
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	4,100	4,441,325
				12,043,441

Idaho–0.67%

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/23	2,600	2,880,566
Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB (h)	6.00%	01/01/32	335	335,509
Regents of the University of Idaho; Series 2011, Ref. General RB (f)	5.25%	04/01/21	1,415	1,638,910
				4,854,985

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–17.39%

Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/44	$1,035	$1,076,824
Series 2013, Industrial Project RB	5.50%	11/01/42	1,000	1,078,420
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/21	3,200	3,685,088
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/41	1,125	1,185,142
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	3,000	3,080,970
Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	5,730	5,113,280
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/23	1,070	1,130,573
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/24	1,035	1,089,089
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	8,970	9,511,788
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,380	3,538,826
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/37	615	614,194
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/40	385	383,949
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	4,350	4,353,741
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	310	307,842
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,030	2,090,738
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/29	1,000	1,023,800
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	790	824,349
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/32	2,540	2,794,305
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/37	2,540	2,779,319
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/23	1,435	1,561,667
Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, RB	5.00%	10/01/20	1,000	1,110,050
Series 2013 A, RB	5.38%	10/01/22	1,180	1,342,840
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,300	1,364,233
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	2,875	3,039,594
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	830	874,463
Series 2009 B, RB	5.38%	08/15/24	1,900	2,143,637
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	2,620	3,036,056
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,000	1,083,250
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (f)(g)	7.25%	11/01/18	1,460	1,748,803
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	5,020	5,516,629
Series 2010 A, Ref. RB	6.00%	08/15/38	2,620	2,905,056
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	1,440	1,607,573
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,390	3,771,172
Illinois (State of) Finance Authority; Series 2009, RB (f)(g)	6.13%	05/15/19	105	124,411
Series 2009, RB	6.13%	05/15/25	3,400	3,823,640
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Conv. CAB RB (INS-NATL) (b)(j)	5.75%	06/15/26	8,480	8,655,960
Series 2010 A, RB	5.50%	06/15/50	2,300	2,444,279
Series 2012 B, RB (c)	5.00%	12/15/28	5,565	6,050,602
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.00%	06/15/27	3,500	3,884,965
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	10,050	10,969,776

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of); Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/29	$1,960	$2,120,779
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/21	2,250	2,431,237
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/29	1,000	1,034,890
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,010	1,039,745
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	750	765,120
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,275	4,972,723
				125,085,387

Indiana–4.95%

Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB (f)(g)	5.25%	02/15/16	3,595	3,720,070
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,000	3,446,430
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/46	1,350	1,425,667
Series 2014, RB (h)	5.25%	09/01/34	790	870,857
Series 2014, RB (h)	5.25%	09/01/40	1,125	1,215,641
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/40	3,480	3,671,574
Series 2013 A, Private Activity RB (h)	5.00%	07/01/35	500	536,210
Series 2013 A, Private Activity RB (h)	5.00%	07/01/48	525	551,329
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,690	2,862,241
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,000	1,145,820
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	3,000	3,406,170
Series 2013 F, RB (c)	5.00%	02/01/30	4,500	5,082,930
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	5.88%	01/01/24	1,500	1,724,430
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (f)(h)(i)	0.85%	12/02/19	6,000	5,973,660
				35,633,029

Iowa–1.32%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/25	4,795	5,438,729
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/26	3,595	4,077,629
				9,516,358

Kansas–0.49%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,655	1,894,181
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,636,620
				3,530,801

Kentucky–2.54%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/30	1,900	2,143,789
Series 2010 A, Hospital RB	6.38%	06/01/40	1,625	1,844,927
Series 2010 A, Hospital RB	6.50%	03/01/45	2,050	2,335,688
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	3,000	3,246,780
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	1,860	2,143,371
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (f)	2.20%	08/01/19	1,000	1,016,660
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/33	3,000	3,362,550

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/35	$2,000	$2,157,760
				18,251,525

Louisiana–2.86%

Desoto (Parish of) (Southwestern Electric Power Co.); Series 2015, Ref. PCR	1.60%	01/01/19	4,000	3,973,120
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	2,450	2,773,963
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/28	2,000	2,321,100
Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/31	2,000	2,298,200
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/20	750	858,233
Series 2014, Ref. Water RB	5.00%	12/01/21	1,000	1,155,290
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,265	2,388,057
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	770	863,470
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,465	1,669,690
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,235	1,377,976
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	770	874,066
				20,553,165

Maryland–0.72%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,495	2,570,224
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	2,440	2,625,660
				5,195,884

Massachusetts–4.59%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,265,572
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,350	2,544,509
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)	5.50%	11/15/36	9,565	10,943,508
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)(f)(g)	5.50%	07/01/18	3,100	3,520,701
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	5,620	6,317,667
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,225	1,425,802
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/35	5,325	6,014,694
				33,032,453

Michigan–1.57%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	3,400	3,735,852
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sewer Disposal Sr. Lien RB	5.00%	07/01/44	1,130	1,183,472
Series 2014 D-4, Ref. Water Supply RB	5.00%	07/01/29	565	618,494
Series 2014 D-6, Ref. Water Supply RB	5.00%	07/01/33	565	610,810
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/39	2,070	2,242,327
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	1,855	2,051,982
Western Michigan University; Series 2013, Ref. General RB	5.25%	11/15/30	400	461,316
Series 2013, Ref. General RB	5.25%	11/15/31	350	402,532
				11,306,785

Missouri–0.68%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	1,970	2,234,866
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/20	1,000	1,116,910

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/33	$1,375	$1,504,044
				4,855,820

Nebraska–1.96%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,500	6,057,645
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,726,700
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	4,800	5,283,936
				14,068,281

Nevada–0.99%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,500	1,673,115
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (h)	5.00%	07/01/28	2,000	2,211,700
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,450	1,500,968
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	06/01/26	1,600	1,761,248
				7,147,031

New Jersey–8.15%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,990	2,217,139
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/43	1,000	1,092,240
Series 2013, Private Activity RB (h)	5.50%	01/01/26	1,000	1,170,270
Series 2013, RB (h)	5.00%	07/01/23	1,750	2,031,715
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/24	2,000	2,220,740
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	5,736,450
Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(e)	0.00%	12/15/26	8,435	5,344,079
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	7,712,751
New Jersey Transit Corp.; Series 2014 A, Grant Anticipation RB	5.00%	09/15/19	5,000	5,623,550
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/20	10,000	10,037,200
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/23	4,000	4,484,320
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	3,640	3,115,949
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	5,050	4,887,036
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	950	729,780
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,895	2,226,400
				58,629,619

New Mexico–1.48%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,650	2,942,269
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	1,860	2,041,108
New Mexico (State of) Municipal Energy Acquisition Authority; Series 2014 A, Ref. Sub. Gas Supply RB (f)	5.00%	08/01/19	5,000	5,648,050
				10,631,427

New York–14.14%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	1,740	2,033,782
Series 2009, PILOT RB	6.38%	07/15/43	720	843,451
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,810	1,672,766
Metropolitan Transportation Authority; Series 2012 F, Ref. RB	5.00%	11/15/24	1,500	1,790,820
Series 2013 A, RB	5.00%	11/15/38	1,680	1,856,215

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	$2,400	$2,746,536
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	1,000	1,097,820
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	2,900	3,273,084
New York (City of) Transitional Finance Authority; Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	4,615	5,216,104
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	3,695	4,168,773
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	3,695	4,162,750
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	1,725	1,967,501
Subseries 2012 E-1, Future Tax Sec. RB (c)	5.00%	02/01/37	7,155	8,048,731
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,535	1,717,281
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/26	5,635	6,323,484
Series 2008 1A, Ref. RB (c)	5.00%	04/01/27	4,765	5,332,226
New York (City of); Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/27	5,200	5,801,692
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	5,200	5,801,692
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	1,805	2,307,079
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	5,805	6,636,624
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (b)	5.00%	02/15/27	150	159,906
Series 2007 F, RB (f)(g)	5.00%	02/15/17	1,350	1,450,359
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	2,050	2,293,601
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (h)(l)	13.52%	07/01/26	1,700	1,717,510
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,310	1,483,379
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	4,860	5,539,331
Series 2013 A, Jr. General RB	5.00%	05/01/19	2,000	2,261,720
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (d)	5.00%	11/15/44	4,840	4,957,225
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/40	5,100	5,772,741
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,770	1,950,593
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.00%	07/01/25	1,250	1,343,250
				101,728,026

North Carolina–4.08%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/39	13,600	15,049,080
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/54	1,115	1,174,552
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	1,525	1,706,826
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/42	5,110	5,689,934
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	1,107,007
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	1,755	1,952,174
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/41	2,430	2,681,772
				29,361,345

North Dakota–0.39%

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,780,058

Ohio–6.82%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	1,450	1,568,740

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/33	$9,100	$9,920,274
Series 2015 S, Ref. RB (f)(i)	5.00%	08/15/19	5,000	5,586,050
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	6.50%	01/01/34	1,000	1,073,320
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,898,040
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,390	3,764,459
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,315,960
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	2,470	2,894,099
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(h)	5.00%	12/31/39	735	799,305
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	2,000	2,297,120
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (f)	5.75%	06/01/16	3,670	3,836,031
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	4,835	5,279,240
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/28	2,500	2,842,525
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (f)	5.88%	06/01/16	930	972,269
Series 2010 C, Ref. PCR (f)	4.00%	06/03/19	2,825	2,984,076
				49,031,508

Oklahoma–0.11%

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	815	819,988

Oregon–0.49%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (f)(g)	5.25%	04/01/19	685	786,962
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (d)	6.38%	11/01/33	2,465	2,727,399
				3,514,361

Pennsylvania–1.15%

Pennsylvania (State of) Turnpike Commission; Series 2012 A, Sub. RB	5.00%	12/01/20	1,370	1,579,062
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	2,850	3,096,582
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	1,750	1,890,175
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/23	1,500	1,671,450
				8,237,269

Puerto Rico–0.30%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	2,580	2,175,301

Rhode Island–0.55%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/50	3,855	3,943,357

South Carolina–0.93%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (f)(g)	5.25%	12/01/15	5,000	5,126,350
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,400	1,575,406
				6,701,756

Tennessee–0.41%

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/23	1,280	1,483,072
Series 2006 A, Gas RB	5.25%	09/01/26	1,275	1,491,393
				2,974,465

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–15.10%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/34	$5,105	$5,744,810
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (h)	4.85%	04/01/21	6,000	6,124,320
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	4,000	4,388,480
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation	5.00%	06/15/35	2,500	2,814,675
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,225	2,508,821
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (h)	5.25%	11/01/26	2,000	2,344,840
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	1,130	1,241,373
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	08/15/31	5,395	6,800,775
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,300	1,432,431
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(e)	0.00%	09/01/25	4,650	3,197,572
Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,250,520
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	2,700	3,042,009
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/36	4,005	4,460,048
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/23	420	463,428
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,250	2,442,735
Lower Colorado River Authority; Series 2012 A, Ref. RB (f)(g)	5.00%	05/15/22	5	6,005
Series 2012 A, Ref. RB	5.00%	05/15/30	2,125	2,352,184
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	1,000	1,123,910
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/34	1,000	1,062,570
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(e)	0.00%	01/01/28	18,900	11,303,901
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(e)	0.00%	01/01/31	3,740	1,940,088
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/21	1,500	1,730,805
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,495	2,764,260
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	925	928,395
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (e)	0.00%	08/15/36	3,170	1,256,429
Series 2015 B, Ref. CAB RB (e)	0.00%	08/15/37	4,130	1,512,860
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	890	1,015,250
Series 2009 A, Financing System RB	5.00%	05/15/26	2,500	2,849,125
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,230	6,347,285
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB 5.00% 12/15/28			4,095	4,542,092
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	2,204,340
Series 2012, Gas Supply RB	5.00%	12/15/31	1,200	1,310,112
Series 2012, Gas Supply RB	5.00%	12/15/32	1,195	1,291,532
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,945	2,300,838
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/38	1,300	1,608,958
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/33	9,100	9,895,704
				108,603,480

Utah–0.25%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (g)(l)	13.10%	05/15/20	1,800	1,819,800

Vermont–0.36%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,603,500

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.37%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	$2,400	$2,689,128

Virginia–3.08%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,797,583
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	9,903,600
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/42	2,930	3,191,297
Series 2012, Sr. Lien RB (h)	6.00%	01/01/37	885	1,020,706
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/34	3,975	4,224,391
Series 2012, Sr. Lien RB (h)	5.00%	01/01/40	1,905	2,000,688
				22,138,265

Washington–3.84%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/25	925	1,082,250
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	3,000	3,190,650
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM) (b)	5.25%	10/01/33	1,500	1,664,295
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/31	2,000	2,195,040
Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	8,420	9,524,872
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	8,850	10,002,890
				27,659,997

Wisconsin–1.26%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,500	3,748,430
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.00%	05/01/26	1,100	1,152,371
Series 2014, RB	5.13%	05/01/29	1,000	1,053,550
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/35	795	781,095
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	2,000	2,320,120
				9,055,566
TOTAL INVESTMENTS(m)–155.99% (Cost $1,031,967,280)				1,122,255,452
FLOATING RATE NOTE OBLIGATIONS–(27.72)%

Notes with interest and fee rates ranging from 0.61% to 0.95% at 05/31/15 and contractual maturities of collateral ranging from 06/01/25 to 10/01/52 (See Note 1D)(n)				(199,440,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES –(29.73)%				(213,879,256)
OTHER ASSETS LESS LIABILITIES–1.46%				10,517,476
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$719,453,672

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
Ctfs.	— Certificates
FTA	— Federal Transit Administration
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer

Jr.	— Junior
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $17,904,868, which represented 2.49% of the Trust’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $3,537,310 which represents less than 1% of the Trust’s Net Assets.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.6%
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Trust’s investments with a value of $340,106,403 are held by TOB Trusts and serve as collateral for the $199,440,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Trust expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Trust, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Trust’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Quality Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $16,468,163 and $18,028,147, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$94,697,877
Aggregate unrealized (depreciation) of investment securities	(5,885,678)
Net unrealized appreciation of investment securities	$88,812,199
Cost of investments for tax purposes is $1,033,443,253.

Invesco Quality Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.